Janus Henderson Small Cap Value Fund Investment Objectives and Goals - Class D Shares [Member] - Janus Henderson Small Cap Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Janus Henderson Small Cap Value Fund seeks capital appreciation.